STOCK OPTION PLAN - Summary of information about stock options outstanding (Details 1) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 2010 Stock Option Plan (the "Plan")	Jun. 30, 2013 2010 Stock Option Plan (the "Plan")	Dec. 31, 2011 2010 Stock Option Plan (the "Plan")	Jun. 30, 2013 2010 Stock Option Plan (the "Plan") Dollar 1.33 To 2.03	Dec. 31, 2012 2010 Stock Option Plan (the "Plan") Dollar 1.33 To 2.03	Jun. 30, 2013 2010 Stock Option Plan (the "Plan") Dollar 2.06 To 4.34	Dec. 31, 2012 2010 Stock Option Plan (the "Plan") Dollar 2.06 To 4.34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range of Exercise Prices					$ 1.33	$ 1.33	$ 2.06	$ 2.06
Maximum Range of Exercise Prices					$ 2.03	$ 2.03	$ 4.34	$ 4.34
Number Of Options Outstanding	544,505	544,505	544,505	701,963	365,620	365,620	178,885	178,885
Options Outstanding Weighted Average Remaining Contractual Life (Years)	3 years 9 months 22 days	4 years 3 months 22 days			1 year 9 months 29 days	2 years 3 months 29 days	7 years 10 months 6 days	8 years 4 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 1.82	$ 1.82	$ 1.82	$ 2.01	$ 1.65	$ 1.65	$ 2.16	$ 2.16
Number Of Options Exercisable	446,374	415,921	446,374		355,461	355,461	90,913	60,460
Options Exercisable Weighted Average Remaining Contractual Life (Years)	3 years 4 days	3 years 1 month 24 days			1 year 9 months 15 days	2 years 3 months 11 days	7 years 9 months 15 days	8 years 3 months 2 days
Options Exercisable Weighted Average Exercise Price	$ 1.75	$ 1.72	$ 1.75		$ 1.64	$ 1.50	$ 2.16	$ 1.37